Victory Portfolios III

Victory Science & Technology Fund

(formerly, USAA® Science & Technology Fund)

Supplement dated October 10, 2023,

to the Summary Prospectus and Prospectus each dated September 1, 2023

The following pertains to Wellington Management Company LLP ("Wellington Management"), a subadviser for the Victory Science & Technology Fund (the "Fund").

1.Effective December 31, 2023 (the "Effective Date"), Jeffrey S. Wantman will no longer be a portfolio manager for the Fund, and Tom DeLong will be added as a new portfolio manager for Wellington Management LLP. The following will replace the Portfolio Management table found on page 5 of the Prospectus:

Portfolio Management

	Title	Tenure with the

Fund
Stephen J. Bishop	Portfolio Manager, RS Growth	Since 2019
Christopher Clark, CFA	Portfolio Manager, RS Growth	Since 2019
Paul Leung, CFA	Portfolio Manager, RS Growth	Since 2019
President, VictoryShares and Solutions
Mannik S. Dhillon, CFA, CAIA		Since 2019
Bruce L. Glazer	Senior Managing Director, and Global
Industry Analyst, Wellington
	Management	Since 2002
Senior Managing Director and Global
Industry Analyst, Wellington
Brian Barbetta	Management	Since 2017

Senior Managing Director and Global
Industry Analyst, Wellington
Eunhak Bae	Management	Since 2019
Vice President and Global Industry Analyst,
Tom DeLong	Wellington Management	Since December 2023

2.The reference to Jeffrey S. Wantman in the Portfolio Management subsection under the section titled

"Organization and Management of the Fund" found on page 16 of the Prospectus will be deleted and replaced with the following:

Tom DeLong, is a Vice President and Global Industry Analyst of Wellington Management. Prior to joining Wellington Management in 2023, Mr. DeLong was a Research Analyst at Janus Henderson Investors, where he covered Internet for 15 years. He earned his BA in Economics, cum laude, from Colorado College (2005). Additionally, he holds the Chartered Financial Analyst designation and is a member of the CFA Institute.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.